18. RELATED-PARTY BALANCES AND TRANSACTIONS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Current assets	R$ 162,987	R$ 488,603
Noncurrent assets	696,745	631,834
Current liabilities	138,071	61,550
Noncurrent liabilities	41,937	28,004
Total assets	859,732	1,120,437
Total liabilities	180,008	89,554
Accounts payable
Disclosure of transactions between related parties [line items]
Current liabilities	57,008	10,927
Noncurrent liabilities
Total liabilities	57,008	10,927
Trade payables
Disclosure of transactions between related parties [line items]
Current liabilities	81,063	50,623
Noncurrent liabilities
Total liabilities	81,063	50,623
Actuarial liabilities
Disclosure of transactions between related parties [line items]
Current liabilities
Noncurrent liabilities	41,937	28,004
Total liabilities	41,937	28,004
Trade receivables
Disclosure of transactions between related parties [line items]
Current assets	115,388	129,837
Noncurrent assets
Total assets	115,388	129,837
Dividends receivable
Disclosure of transactions between related parties [line items]
Current assets	41,528	37,679
Noncurrent assets
Total assets	41,528	37,679
Actuarial asset
Disclosure of transactions between related parties [line items]
Current assets
Noncurrent assets	111,281	119,854
Total assets	111,281	119,854
Short-term investments/Investments
Disclosure of transactions between related parties [line items]
Current assets	53	315,319
Noncurrent assets
Total assets	53	315,319
Loans
Disclosure of transactions between related parties [line items]
Current assets	2,441
Noncurrent assets	554,694	479,960
Total assets	557,135	479,960
Other receivables
Disclosure of transactions between related parties [line items]
Current assets	3,577	5,768
Noncurrent assets	30,770	32,020
Total assets	R$ 34,347	R$ 37,788